File No. 333-129005
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                 October 1, 2017


                     PIONEER U.S. CORPORATE HIGH YIELD FUND


               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Andrew Feltus, Co-Director of High
                       Yield and Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Matthew Shulkin and Andrew Feltus. Mr. Shulkin and Mr. Feltus are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at MAST Capital Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the fund since 2017. Mr. Feltus, Co-Director of High Yield and a Senior Vice President, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2017.

                                                                   30526-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2017


                     PIONEER U.S. CORPORATE HIGH YIELD FUND


           SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED JANUARY 1, 2017


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Andrew Feltus, Co-Director of High
                       Yield and Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017)

                                                                   30525-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC